Reinsurance - Summary of the composition of pool of assets (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Effects of Reinsurance [Line Items]
Bonds available for sale	$ 159,061	$ 156,793	$ 198,568
Fixed maturity securities - fair value option	4,103	3,769	2,082
Loans	46,528	45,166	39,884
Investment real estate	1,868	1,831	2,349
Short-term Investments	4,006	4,400	5,471
Derivative assets net, carrying value	690	299	684
Fair Value	3,369	3,252	7,267
Other assets		2,521	3,614	$ 3,824
Total assets	366,691	360,322	425,431	$ 422,435
Carrying Value
Effects of Reinsurance [Line Items]
Short-term Investments	2,466	3,043	4,016
Other assets	4	12	7
Private equity funds/hedge funds
Effects of Reinsurance [Line Items]
Private equity funds/hedge funds	8,037	8,014	7,527
Commercial Mortgages
Effects of Reinsurance [Line Items]
Loans	33,692	32,993	30,528
Policy loans
Effects of Reinsurance [Line Items]
Loans	1,740	1,750	1,832
Fortitude Holdings
Effects of Reinsurance [Line Items]
Derivative asset, fair value of collateral	276	189	387
Fortitude Holdings | Carrying Value
Effects of Reinsurance [Line Items]
Bonds available for sale	16,302	16,339	27,180
Fixed maturity securities - fair value option	3,745	3,485	1,593
Investment real estate	130	133	201
Short-term Investments	114	69	50
Funds withheld investment assets	26,061	25,764	34,189
Derivative assets net, carrying value	81	90	81
Other assets	514	731	476
Total assets	26,656	26,585	34,746
Fortitude Holdings | Fair Value
Effects of Reinsurance [Line Items]
Bonds available for sale	16,302	16,339	27,180
Fixed maturity securities - fair value option	3,745	3,485	1,593
Investment real estate	315	348	395
Short-term Investments	114	69	50
Funds withheld investment assets	26,038	25,730	34,587
Fair Value	81	90	81
Other assets	514	731	476
Total	26,633	26,551	35,144
Fortitude Holdings | Private equity funds/hedge funds | Carrying Value
Effects of Reinsurance [Line Items]
Private equity funds/hedge funds	1,900	1,893	1,606
Fortitude Holdings | Private equity funds/hedge funds | Fair Value
Effects of Reinsurance [Line Items]
Private equity funds/hedge funds	1,900	1,893	1,606
Fortitude Holdings | Commercial Mortgages | Carrying Value
Effects of Reinsurance [Line Items]
Loans	3,525	3,490	3,179
Fortitude Holdings | Commercial Mortgages | Fair Value
Effects of Reinsurance [Line Items]
Mortgage and other loans receivable	3,317	3,241	3,383
Fortitude Holdings | Policy loans | Carrying Value
Effects of Reinsurance [Line Items]
Loans	345	355	380
Fortitude Holdings | Policy loans | Fair Value
Effects of Reinsurance [Line Items]
Mortgage and other loans receivable	$ 345	$ 355	$ 380